Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Hudbay Minerals Inc.
Entity Central Index Key	0001322422
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	261,272,151
Amendment Flag	false
Entity Emerging Growth Company	false